Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Net Revenues:	$ 740,378	$ 525,789	$ 3,828,993	$ 2,303,606
Loss from Operations	(2,168,374)	(2,509,195)	(9,323,219)	(12,009,115)
Gain (loss) on derivative liability				(452,146)
Interest Expense	(86,890)	(239,169)	(757,801)	(1,337,081)
Other income/(expense)			83,649	0
Loss before income taxes	(2,249,038)	(2,748,364)	(9,997,371)	(17,452,848)
Income tax expense	(13,701)	(4,561)	(30,242)	(28,781)
Net loss	(2,262,739)	(2,752,925)	(10,027,613)	(17,481,629)
North America [Member]
Net Revenues:	227,041	117,308	1,941,866	518,023
Loss from Operations	(737,962)	(1,047,886)	(1,959,125)	(2,672,161)
South America [Member]
Net Revenues:	125,328	79,088	476,234	394,320
Loss from Operations	(1,256,952)	(1,329,590)	(6,540,029)	(8,300,967)
Africa [Member]
Net Revenues:	388,009	329,393	1,410,893	1,391,263
Loss from Operations	(173,460)	(131,719)	(824,065)	(1,035,987)
Identity Management [Member]
Net Revenues:	615,050	446,701	3,352,759	1,909,286
Loss from Operations	(911,422)	(1,179,605)	(2,783,190)	(3,708,148)
Payment Processing [Member]
Net Revenues:	125,328	79,088	476,234	394,320
Loss from Operations	$ (1,256,952)	$ (1,329,590)	$ (6,540,029)	$ (8,300,967)